Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt	Short-term borrowings were as follows:

	December 31,
	2012	2011
Commercial paper	$—	$100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$1,042	$1,545

Schedule of Long-term Debt Instruments
Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2012(2)	2012	2011
Xerox Corporation
Senior Notes due 2012	—%	—	1,100
Senior Notes due 2013	5.65%	400	400
Floating Rate Notes due 2013	1.71%	600	—
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.13%	300	300
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2017	2.98%	500	—
Notes due 2018	0.57%	1	1
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	5.39%	1,062	700
Zero Coupon Notes due 2023	—%	—	301
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,082	$8,021
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	4.31%	77	76
Other	1.23%	1	3
Subtotal-Subsidiary Companies		$328	$329
Principal Debt Balance		8,410	8,350
Unamortized discount		(63)	(7)
Fair value adjustments(1)		142	190
Less: current maturities		(1,042)	(1,445)
Total Long-term Debt		$7,447	$7,088

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(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Schedule of Maturities of Long-term Debt
Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2013(1)	2014	2015	2016	2017	Thereafter	Total
1,039	$1,093	$1,259	$954	$1,002	$3,063	$8,410

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(1)	Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively.

Schedule Of Interest Expense And Interest Income
Interest expense and interest income was as follows:

	Year Ended December 31,
	2012	2011	2010
Interest expense(1)	$428	$478	$592
Interest income(2)	610	653	679

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(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Net Payments/procees on Other Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2012	2011	2010
Net (payments) proceeds on short-term debt	$(108)	$(200)	$300
Proceeds from issuance of long-term debt	1,116	1,000	—
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$(108)	$49	$(3,057)